Events after the reporting period (Details) € in Thousands, $ in Thousands					12 Months Ended
	Mar. 27, 2021 USD ($)	Mar. 16, 2021 USD ($)	Feb. 15, 2017 USD ($)	Oct. 13, 2015 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Apr. 21, 2021	Jan. 26, 2021
Events after the reporting period
Repayment of debt					$ 235,296	$ 329,501	[1]	$ 106,514	[1]
Issue of equity				€ 50,000				$ 240
Senior Notes due 2022
Events after the reporting period
Interest rate (as a percent)			9.375%
Principal amount			$ 350,000		$ 350,000	$ 350,000
Redemption price of notes			109.375%
Modification of Contractual Terms in REINDUS Loan | Minimum
Events after the reporting period
Interest rate (as a percent)											2.29%
Modification of Contractual Terms in REINDUS Loan | Maximum
Events after the reporting period
Interest rate (as a percent)											3.55%
Repayment of North-American Asset Based Loan
Events after the reporting period
Repayment of debt		$ 39,476
Agreement in Principle on the Terms of Financing Proposal
Events after the reporting period
Issue of equity	$ 40,000
Percentage of discount on volume weighted average closing share price.	40.00%
Agreement in Principle on the Terms of Financing Proposal | Minimum
Events after the reporting period
Issue of equity	$ 40,000
Agreement in Principle on the Terms of Financing Proposal | Senior Notes due 2022
Events after the reporting period
Minimum percentage of note holders										60.00%
Agreement in Principle on the Terms of Financing Proposal | Super Senior Notes
Events after the reporting period
Interest rate (as a percent)	9.00%
Principal amount	$ 60,000
Agreement in Principle on the Terms of Financing Proposal | Super Senior Notes | Immediately as soon as possible
Events after the reporting period
Principal amount	40,000
Agreement in Principle on the Terms of Financing Proposal | Super Senior Notes | Completion of proposed restructuring
Events after the reporting period
Principal amount	20,000
Agreement in Principle on the Terms of Financing Proposal | Super Senior Notes | Redemption of Initial Tranche Debt Prior to Transaction Effective Date
Events after the reporting period
Debt redemption premium	$ 17,500
Agreement in Principle on the Terms of Financing Proposal | Super Senior Notes | Redemption Further Subsequent One Year Period
Events after the reporting period
Redemption price of notes	104.50%
Agreement in Principle on the Terms of Financing Proposal | Amendment senior notes due 2025
Events after the reporting period
Interest rate (as a percent)	9.375%
Minimum percentage of note holders	96.00%
Agreement in Principle on the Terms of Financing Proposal | Amendment senior notes due 2025 | Redemption First Subsequent One Year Period
Events after the reporting period
Redemption price of notes	104.6875%
Agreement in Principle on the Terms of Financing Proposal | Amendment senior notes due 2025 | Redemption Second Subsequent One Year Period
Events after the reporting period
Redemption price of notes	102.3437%
Agreement in Principle on the Terms of Financing Proposal | Amendment senior notes due 2025 | Redemption Third Subsequent One Year Period
Events after the reporting period
Redemption price of notes	101.00%

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.